Financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
(a)Fair value of financial instruments

2017	Carrying amount	Fair Value	Level 1	Level 2	Level 3
Notes receivable	$33,378	$38,192	$—	$38,192	$—
Derivative instruments (1):
Energy contracts designated as a cash flow hedge	63,363	63,363	—	—	63,363
Energy contracts not designated as a cash flow hedge	109	109	—	109	—
Commodity contracts for regulated operations	74	74	—	74	—
Transmission congestion rights	6,227	6,227	—	6,227	—
Total derivative instruments	69,773	69,773	—	6,410	63,363
Total financial assets	$103,151	$107,965	$—	$44,602	$63,363
Long-term debt	$3,079,551	$3,262,711	$651,969	$2,610,742	$—
Convertible debentures	971	1,018	1,018	—	—
Preferred shares, Series C	14,718	15,124	—	15,124	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	77	77	—	—	77
Energy contracts not designated as a cash flow hedge	31	31	—	31	—
Cross-currency swap designated as a net investment hedge	57,412	57,412	—	57,412	—
Interest rate swap designated as a hedge	8,460	8,460	—	8,460	—
Currency forward contract not designated as a hedge	344	344	—	344	—
Commodity contracts for regulated operations	2,620	2,620	—	2,620	—
Total derivative instruments	68,944	68,944	—	68,867	77
Total financial liabilities	$3,164,184	$3,347,797	$652,987	$2,694,733	$77
(1) Balance of $441 associated with certain weather derivatives have been excluded, as they are accounted for based on intrinsic value rather than fair value.

25.	Financial instruments (continued)
(a)Fair value of financial instruments (continued)

2016	Carrying amount	Fair Value	Level 1	Level 2	Level 3
Notes receivable	$28,437	$35,699	$—	$35,699
Derivative instruments (1):
Energy contracts designated as a cash flow hedge	62,973	62,973	—	—	62,973
Interest rate swap designated as a hedge	35,818	35,818	—	35,818	—
Currency forward contract not designated as a hedge	13,305	13,305	—	13,305	—
Commodity contracts for regulatory operations	268	268	—	268	—
Total derivative instruments	112,364	112,364	—	49,391	62,973
Total financial assets	$140,801	$148,063	$—	$85,090	$62,973
Long-term debt	$2,914,586	$2,978,525	$385,519	$2,593,006	$—
Convertible debentures	267,088	339,596	339,596	—	—
Preferred shares, Series C	13,748	13,862		13,862	—
Derivative instruments:
Cross-currency swap designated as a net investment hedge	71,053	71,053		71,053	—
Interest rate swaps designated as a hedge	9,968	9,968		9,968	—
Commodity contracts for regulated operations	28	28		28	—
Total derivative instruments	81,049	81,049	—	81,049	—
Total financial liabilities	$3,276,471	$3,413,032	$725,115	$2,687,917	$—

(1) Balance of $232 associated with certain weather derivatives have been excluded, as they are accounted for based on intrinsic value rather than fair value.

Summary of Commodity Volumes Associated with Derivative Contracts	The following are commodity volumes, in dekatherms (“dths”) associated with the above derivative contracts:

2017
Financial contracts:
Swaps	2,518,812
Options	518,866
Forward contracts	12,420,000
15,457,678

Impact of Change in Fair Value of Natural Gas Derivative Contracts
The following table presents the impact of the change in the fair value of the Company’s natural gas derivative contracts had on the consolidated balance sheets:

	2017	2016
Regulatory assets:
Swap contracts	$—	$—
Option contracts	$—	$27
Forward contracts	$6,319	$—
Regulatory liabilities:
Swap contracts	$287	$175
Option contracts	$138	$92
Forward contracts	$20,909	$—

Long-Term Energy Derivative Contracts
The Company reduces the price risk on the expected future sale of power generation at Sandy Ridge, Senate and Minonk Wind Facilities by entering into the following long-term energy derivative contracts.

Notional quantity (MW-hrs)	Expiry	Receive average prices (per MW-hr)	Pay floating price (per MW-hr)
688,147	December 2023	$40.40	PJM Western HUB
2,926,922	December 2023	$29.26	NI HUB
3,330,876	December 2027	$36.46	ERCOT North HUB

Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Consolidated Statement of Operations
The following table summarizes OCI attributable to derivative financial instruments designated as a cash flow hedge:

	2017	2016

Effective portion of cash flow hedge, gain	$8,004	$24,382
Amortization of cash flow hedge	(27)	(28)
Gain reclassified from AOCI	(6,351)	(4,639)
OCI attributable to shareholders of APUC	$1,626	$19,715

Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges
The effects on the consolidated statements of operations of derivative financial instruments not designated as hedges consist of the following:

	2017	2016
Change in unrealized loss (gain) on derivative financial instruments:
Energy derivative contracts	$(42)	$(322)
Currency forward contract	297	(14,775)
Commodity contracts	(2,885)	—
Total change in unrealized gain on derivative financial instruments	$(2,630)	$(15,097)
Realized loss (gain) on derivative financial instruments:
Interest rate swaps	(144)	—
Energy derivative contracts	553	687
Currency forward contract	12,261	(1,125)
Total realized loss (gain) on derivative financial instruments	$12,670	$(438)
Loss (gain) on derivative financial instruments not accounted for as hedges	10,040	(15,535)
Ineffective portion of derivative financial instruments accounted for as hedges	600	1,164
	$10,640	$(14,371)
Amounts recognized in the consolidated statements of operations consist of:
Gain on derivative financial instruments	(1,918)	(11,889)
Loss (gain) on foreign exchange	12,558	(2,482)
	$10,640	$(14,371)

Maximum Credit Risk Exposure for Financial Instruments
As of December 31, 2017, the Company’s maximum exposure to credit risk for these financial instruments was as follows:

	December 31, 2017
	C$	US $
Cash and cash equivalents and restricted cash	$26,259	$38,491
Accounts receivable	14,468	238,637
Allowance for doubtful accounts	—	(5,555)
Notes receivable	37,710	3,318
	$78,437	$274,891

Liabilities Maturity Profile
The Company’s liabilities mature as follows:

	Due less than 1 year		Due 2 to 3 years	Due 4 to 5 years	Due after 5 years	Total
Long-term debt obligations	$222,977		$454,469	$514,124	$1,858,371	$3,049,941
Convertible Debentures	—	—	—	—	971	971
Advances in aid of construction	1,197		—	—	61,486	62,683
Interest on long-term debt	137,632		245,088	199,940	1,016,488	1,599,148
Purchase obligations	400,031		—	—	—	400,031
Environmental obligation	6,190		15,032	4,283	31,787	57,292
Derivative financial instruments:
Cross-currency swap	3,496		6,439	51,595	(4,118)	57,412
Interest rate swaps	8,460		—	—	—	8,460
Currency forward	344		—	—	—	344
Energy derivative and commodity contracts	1,825		825	—	77	2,727
Other obligations	35,846		—	—	87,897	123,743
Total obligations	$817,998		$721,853	$769,942	$3,052,959	$5,362,752